SCHEDULE OF RECONCILIATION OF DIFFERENCES BETWEEN THE INCOME TAX BENEFIT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Computed expected income tax benefit		¥ (244,060)	¥ (223,333)	¥ (106,028)
Share-based compensation		26,865	66,705	33,566
Non-deductible entertainment		1,240	940	577
Uninvoiced expenditures				217
Taxable deemed interest income from inter-company interest-free loans		2,659	6,659	2,155
Non-deductible IPO fees			824	2,210
Employee commercial Insurance		291	372	110
Effect of withholding tax at 7% on the interest income of a PRC subsidiary		¥ 2,121	1,144
Effect of withholding tax on the interest income of a PRC subsidiary, percentage	7.00%	7.00%
Selling Commission		¥ 1,003	2,072	581
Others		109	63	46
Non-PRC entities not subject to income tax		66,530	47,479	7,296
Effect of income tax rate differences in jurisdictions other than the PRC		2,964	(2,334)
Over provision in respect of prior years		203	4,883	104
NOL expired		38,871	8,635	200
Amortization of intangible assets formed by business combinations		(8,806)	(536)	(74)
Others		1,701	813
Changes in valuation allowance		107,967	96,734	60,167
Total income tax expense	$ (50)	¥ (342)	¥ 11,120	¥ 1,127